POST-EMPLOYMENT BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	R$ 3,059,109	R$ 2,186,005
Current	164,160	193,847
Noncurrent	2,894,949	2,001,715
Social security defined benefit plans
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	2,812,902	1,870,577
Health and life insurance plans
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	R$ 246,207	R$ 315,428